Geological and geophysical expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Geological and geophysical expenses [Abstract]
Disclosure of detailed information about geological and geophysical expenses [text block]
Amounts in US$ '000	2017	2016	2015
Staff costs (Note 11)	10,525	9,541	10,557
Share-based payment (Notes 11)	501	898	779
Allocation to capitalised project	(6,402)	(2,119)	(598)
Other services	3,070	1,962	3,093
	7,694	10,282	13,831